Corporate information (Details)	9 Months Ended
Sep. 30, 2012
Ingenious Paragon Global Limited ("Ingenious") [Member]
Subsidiary information
Company name	Ingenious Paragon Global Limited ("Ingenious")
Place/date of incorporation or establishment	British Virgin Islands ("BVI") / May 29, 2008
The Company's effective ownership interest	100.00%
Common stock/registered capital	Authorized, issued and fully paid 50,000 common shares of $1 par value each
Principal activities	Investment holding
Forever Well Asia Pacific Limited ("Forever Well") [Member]
Subsidiary information
Company name	Forever Well Asia Pacific Limited ("Forever Well")
Place/date of incorporation or establishment	Hong Kong / January 10, 2008
The Company's effective ownership interest	100.00%
Common stock/registered capital	Authorized, issued and fully paid 10,000 common shares of HK$1 each
Principal activities	Investment holding
Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT") [Member]
Subsidiary information
Company name	Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT")
Place/date of incorporation or establishment	PRC / April 3, 1986
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB192,478,478
Principal activities	Investment holding and distribution of drugs
Guangxi Liuzhou Baicaotang Medicine Retail Limited ("BCT Retail") [Member]
Subsidiary information
Company name	Guangxi Liuzhou Baicaotang Medicine (Retail Chain) Limited ("BCT Retail")
Place/date of incorporation or establishment	PRC / October 30, 2001
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB3,000,000
Principal activities	Retail sales of drugs
Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member]
Subsidiary information
Company name	Guangxi Liuzhou Baiaotang [ Beauty ]
Place/date of incorporation or establishment	PRC/ September 6, 2012
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB500,000
Principal activities	Beauty and massage services
Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”) [Member]
Subsidiary information
Company name	Guangxi Hefeng Pharmaceutical Company Limited ("Hefeng Pharmaceutical")
Place/date of incorporation or establishment	PRC / September 18, 2000
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB5,00,000
Principal activities	Production and sales of drugs